Investments in Associates and Joint Ventures - Summary of Beacon's Dividend Declarations (Detail) - PHP (₱) ₱ in Millions	Jun. 13, 2017	Apr. 20, 2017	Mar. 06, 2017	Sep. 09, 2016	Aug. 12, 2016	Jul. 14, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Joint Ventures [Line Items]
Dividends payable (Note 20)									₱ 1,575	₱ 1,544
Beacon Electric Asset Holdings, Inc. [Member]
Disclosure Of Joint Ventures [Line Items]
Dividends payable (Note 20)									3,355	8,796
Beacon Electric Asset Holdings, Inc. [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Joint Ventures [Line Items]
Dividends payable (Note 20)									₱ 833	₱ 4,409
Beacon Electric Asset Holdings, Inc. [Member] | Class A Preferred Shares
Disclosure Of Joint Ventures [Line Items]
Date of Payment	Jul. 31, 2017	Apr. 25, 2017	Mar. 10, 2017				Jul. 29, 2016	Jul. 29, 2016
Dividends payable (Note 20)	₱ 1,273	₱ 945	₱ 945				₱ 1,485	₱ 945
Beacon Electric Asset Holdings, Inc. [Member] | Class A Preferred Shares | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Joint Ventures [Line Items]
Dividends payable (Note 20)	₱ 318	₱ 236	₱ 236				₱ 743	₱ 473
Beacon Electric Asset Holdings, Inc. [Member] | Class B Preferred Shares
Disclosure Of Joint Ventures [Line Items]
Date of Payment		Apr. 25, 2017		Sep. 30, 2016
Dividends payable (Note 20)		₱ 192		₱ 21
Beacon Electric Asset Holdings, Inc. [Member] | Class B Preferred Shares | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Joint Ventures [Line Items]
Dividends payable (Note 20)		₱ 43		₱ 21
Beacon Electric Asset Holdings, Inc. [Member] | Common stock [Member]
Disclosure Of Joint Ventures [Line Items]
Date of Payment					Aug. 30, 2016	Jul. 29, 2016
Dividends payable (Note 20)					₱ 289	₱ 6,056
Beacon Electric Asset Holdings, Inc. [Member] | Common stock [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Joint Ventures [Line Items]
Dividends payable (Note 20)					₱ 144	₱ 3,028